Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net (Textual)
Depreciation expense	$ 2,093,993	$ 1,922,818	$ 1,364,048